Business Combination	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combination

Note 6. Business Combination

On December 4, 2012, the Company acquired Playa Capital Company LLC (“Playa Vista”), a company developing the master-planned community Playa Vista located in Los Angeles, California. The aggregate purchase price of Playa Vista was approximately $257.8 million.

The acquisition was accounted for as a business combination under the provisions of ASC Topic 805 Business Combinations which, among other things, requires assets acquired and liabilities assumed to be measured at their acquisition date fair values. Provisional fair value estimates were made in the fourth quarter of 2012 for acquired assets and assumed liabilities. The measurement process was finalized in the fourth quarter of 2013 and no changes to the values were made.

Costs related to the acquisition of Playa Vista were approximately $0.3 million and were expensed to other expense in 2012, in the consolidated statements of operations.

The following table summarizes the measurement of the assets acquired and liabilities assumed:

Fair Value at Acquisition Date
Assets
Residential real estate	$327,620
Commercial real estate	15,179
Receivables	23,241
Other assets	14,842

Total assets acquired	$380,882

Liabilities
Cost to complete obligations	$(118,388)
Accounts payable and other	(4,664)

Total liabilities assumed	$(123,052)

Net assets acquired	$257,830
Cash consideration	$257,830
Goodwill / bargain purchase	$—

The following table presents the revenue and earnings of Playa Vista that is included in our Consolidated Statement of Operations from the acquisition date of December 4, 2012 through December 31, 2012:

Revenues	$264,499
Net Income	$420

The following table presents supplemental pro forma information as if the acquisition of Playa Vista occurred on January 1, 2012. The pro forma consolidated results do not purport to project the future results of the Company combined nor do they reflect the expected realization of any cost savings associated with the Playa Vista acquisition.

2012
(Unaudited)
Revenues	$1,408,710
Net Income	$115,831